Note 25 - Components of Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables		€ 58,714	€ 49,147
Receivables from prime brokerage		41	15
Pending securities transactions past settlement date		2,752	1,687
Receivables from unsettled regular way trades		13,057	12,552
Total brokerage and securities related receivables		74,564	63,401
Debt securities held to collect		12,587	24,292
Accrued interest receivable		1,656	2,614
Assets held for sale		6,097	4,976
Other		15,456	15,075
Total other assets	[1]	€ 110,360	€ 110,359

[1]	Includes non-current assets and disposal groups held for sale